Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of outstanding options
	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2016	75,063,552	0.90	148,348
Exercised	(2,597,400)	0.45
Forfeited	(147,994)	0.01
Outstanding as of December 31, 2016	72,318,158	0.92	141,274
Exercised	(69,118,158)	0.96
Forfeited	(400,000)	0.01
Outstanding as of December 31, 2017	2,800,000	1.17	16,422
Exercised	(1,760,000)	0.01
Forfeited	—	—
Outstanding as of December 31, 2018	1,040,000	0.01	7,841
Exercisable as of December 31, 2018	1,040,000	0.01	7,841

Schedule of information about share option plans
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	6,406	270,419	16,884
Total fair value of share options vested	13,631	—	—

Schedule of information about stock option plans
	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable

2012 Options G	1,040,000	4.25	0.01	1,040,000

Schedule of assumption used in determining the fair value
Assumptions	December 31, 2018

Expected dividend yield (Note i)	2.64%
Risk-free interest rate (Note ii)	2.51%
Expected volatility (Note iii)	55.5%
Expected life (Note iv)	5 years
Fair value per ordinary share on grant date	USD0.37

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Company based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the 5-year US Government Bond yield as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was the contractual life of the 521 plan.

Schedule of total outstanding options under 521 Plan
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2018	—	—	—	—
Granted	150,000,000	1.5	5.00	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding as of December 31, 2018	150,000,000	1.5	5.00	—